Subordinated Debt Convertible and NonConvertible	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Subordinated Debt Convertible and NonConvertible
10. Subordinated Debt - Convertible and Non-Convertible

The Company had outstanding balances under its Convertible and Non-Convertible Subordinated Debt agreements, as follows:

10% Convertible Subordinated Note

The Company had a Subordinated Note payable to JAX Legacy – Investment 1, LLC (“JAX Legacy”), pursuant to a Subscription Agreement dated October 2, 2015, in the aggregate principal amount of $4,185. On April 3, 2017, the Company and JAX Legacy amended and restated the Subordinated Note in its entirety in the form of a 10% Convertible Subordinated Note (the “10% Note”). The 10% Note matured on October 3, 2021 (the “Maturity Date”). The Company issued shares of common stock related to JAX Legacy for the interest on the subordinated note of approximately 149 for the three-month period ended December 31, 2019. The stock was valued at approximately $105 for three-month period ended December 31, 2019.

On June 30, 2020, the Company and Jax Legacy, the sole holder of the Company’s 10% Note entered into a Note Conversion Agreement (the “Note Conversion Agreement”) whereby Jax Legacy agreed to immediately convert the $4,185 aggregate principal amount of the 10% Note to 718 shares of Common Stock at the $5.83 per share conversion rate stated in the 10% Notes. The conversion of the 10% Note was executed on June 30, 2020 and the Company issued 718 shares of Common Stock to Jax Legacy on that date.

Subordinated Promissory Note

On January 20, 2017, the Company entered into Addendum No. 1 (the “Addendum”) to the Stock Purchase Agreement dated as of January 1, 2016 (the “Paladin Agreement”) by and among the Company and Enoch S. Timothy and Dorothy Timothy (collectively, the “Sellers”).

On February 8, 2020, the Company and its subsidiaries, as Borrowers, entered into a first amendment (the “First Amendment”) to the Subordinated Note, dated as of January 20, 2017 (the “Subordinated Note”). Under the First Amendment, the Company and its lender agreed to amend Subordinated Note to change maturity date to January 20, 2022.

On June 30, 2020, the Company and Enoch S. Timothy and Dorothy Timothy entered into a Note Settlement Agreement (the “Note Settlement Agreement”). Timothy agreed to accept an aggregate amount of $89 in cash consideration for the purchase by the Company of the $1,000 aggregate principal amount of the Subordinated Note dated January 20, 2017. The Subordinated Note was settled at a conversion rate of $5.83 per share (the agreed conversion price at which the Subordinated Note would be convertible to Common Stock) and purchased at $0.52 per share (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Timothy note settlement amount was paid to Timothy on June 30, 2020.

9.5% Convertible Subordinated Notes

On April 3, 2017, the Company issued and paid to certain SNIH Stockholders as part of the acquisition of SNIH an aggregate of $12,500 in the form of 9.5% Convertible Subordinated Notes (the “9.5% Notes”). The maturity date was October 3, 2021 (the “Maturity Date”). The Company issued 403 shares of common stock to the SNI Sellers related to interest of $297 on the 9.5% Notes for the three-month period ended December 31, 2019.

On June 30, 2020, the holders of the 9.5% Notes agreed to accept an aggregate amount of $1,115 in cash in consideration for the purchase by the Company of the entire $12,500 aggregate principal amount of the 9.5% Notes. The 9.5% Notes were settled at a conversion rate of $5.83 (the price at which the 9.5% Notes were converted into shares of the Company’s common stock and purchased by the Company at $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The payment was made to the note holders on June 30, 2020.

8% Convertible Subordinated Notes to Related Parties

On May 15, 2019, the Company issued and sold to members of its executive management and Board of Directors (the “Investors”) $2,000 in aggregate principal amount of its 8% Notes. The maturity date of the 8% Notes was on October 3, 2021 (the “Maturity Date”). The 8% Notes were convertible into shares of the Company’s Series C 8% Cumulative Convertible Preferred Stock (“Series C Preferred Stock”) at a conversion price equal to $1.00 per share (subject to adjustment as provided in the 8% Notes upon any stock dividend, stock combination or stock split or upon the consummation of certain fundamental transactions) (the “Conversion Price”).

The Company issued approximately 42 shares of Series C Preferred Stock to Investors related to interest of $42 on the 8% Notes for the three-month period ended December 31, 2019, respectively.

Pursuant to the Repurchase Agreement, Mr. Ron Smith (a former member of the Company’s board of directors) agreed to accept an aggregate amount of $520 in cash (the “Smith Note Payment Amount”) in consideration for the purchase by the Company of the $1,000 aggregate principal amount of 8% Notes (the “Smith Note Amount”) held by him. The Smith Note Payment Amount was calculated based on the following formula: The Smith Note Amount, divided by $1.00 (the price at which the Smith Notes are convertible to Common Stock), times $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Smith Note Payment Amount was paid to Mr. Smith on June 30, 2020.

On June 30, 2020, the holders of the remaining $1,000 aggregate principal amount of the 8% Notes converted such 8% Notes to an aggregate of 1,000 shares of Series C Preferred Stock which were immediately and simultaneously converted into 1,000 shares of Common Stock at the $1.00 per share conversion price stated in the 8% Notes and in the Series C Preferred Stock. These holders also converted an aggregate of 93 additional shares of Series C Preferred Stock issued or issuable to them into a total of 93 shares of Common Stock at the $1.00 per share conversion price stated in the Series C Preferred Stock. The issuance of the 1,093 shares of Common Stock to these former holders of 8% Notes and Series C Preferred Stock was completed on June 30, 2020. These shares, along with those of the SNI Sellers that previously held the 9.5% Notes, also were included in the registration statement on SEC Form S-3 filed by the Company on July 31, 2020.

The Company had outstanding balances under its Convertible and Non-Convertible Subordinated Debt agreements, as follows:

	September 30, 2020	September 30, 2019

10% Convertible Subordinated Note	$-	$4,185
Subordinated Promissary Note	-	1,000
9.5% Convertible Subordinated Note	-	12,500
8% Convertible Subordinated Notes, net of discount, due to related parties	-	1,269
Total subordinated debt, convertible and non-convertible	-	18,954
Short term portion of subordinated debt, convertible and non-convertible	-	(1,000)
Long term portion of subordinated debt, convertible and non-convertible	$-	$17,954

10% Convertible Subordinated Note

The Company had a Subordinated Note payable to JAX Legacy – Investment 1, LLC (“JAX Legacy”), pursuant to a Subscription Agreement dated October 2, 2015, in the amount of $4,185.

On April 3, 2017, the Company and JAX Legacy amended and restated the Subordinated Note in its entirety in the form of a 10% Convertible Subordinated Note (the “10% Note”) in the aggregate principal amount of $4,185. The maturity date was on October 3, 2021 (the “Maturity Date”). The 10% Note was convertible into shares of the Company’s Common Stock at a conversion price equal to $5.83 per share. All or any portion of the 10% Note was redeemable by the Company for cash at any time on or after April 3, 2018 that the average daily VWAP of the Company’s Common Stock reported on the principal trading market for the Common Stock exceeded the then applicable Conversion Price for a period of 20 trading days. The redemption price was an amount equal to 100% of the then outstanding principal amount of the 10% Note being redeemed, plus accrued and unpaid interest thereon.

During fiscal 2020 and 2019, the Company issued approximately 756 and 408 shares of common stock to Jax Legacy as payment-in-kind interest of approximately $314 and $419, respectively, on the 10% Note.

On June 30, 2020, the Company and Jax Legacy, the sole holder of the Company’s 10% Note entered into a Note Conversion Agreement (the “Note Conversion Agreement”) whereby Jax Legacy agreed to immediately convert the $4,185 aggregate principal amount of the 10% Note to 718 shares of Common Stock at the $5.83 per share conversion rate stated in the 10% Notes. The conversion of the 10% Note was executed on June 30, 2020 and the Company issued 718 shares of Common Stock to Jax Legacy on that date.

Subordinated Promissory Note

On January 20, 2017, the Company entered into Addendum No. 1 (the “Addendum”) to the Stock Purchase Agreement dated as of January 1, 2016 (the “Paladin Agreement”) by and among the Company and Enoch S. Timothy and Dorothy Timothy (collectively, the “Sellers”). Pursuant to the terms of the Addendum, the Company and the Sellers agreed (a) that the conditions to the “Earnouts” (as defined in the Paladin Agreement) had been satisfied or waived and (b) that the amounts payable to the Sellers in connection with the Earnouts shall be amended and restructured as follows: (i) the Company paid $250 in cash to the Sellers prior to January 31, 2017 (the “Earnout Cash Payment”) and (ii) the Company issued to the Sellers a subordinated promissory note in the principal amount of $1,000 (the “Subordinated Note”). The Subordinated Note originally bore interest at the rate of 5.5% per annum. Interest on the Subordinated Note was payable monthly and principal could only be paid in stock until the term loan and Revolving Credit Facility was repaid.

On February 8, 2020, the Company and its subsidiaries, as Borrowers, entered into a first amendment (the “First Amendment”) to the Subordinated Note, dated as of January 20, 2017 (the “Subordinated Note”). Under the First Amendment, the Company and its lender agreed to amend Subordinated Note to change maturity date to January 20, 2022.

On June 30, 2020, the Company and Enoch S. Timothy and Dorothy Timothy entered into a Note Settlement Agreement (the “Note Settlement Agreement”). Timothy agreed to accept an aggregate amount of $89 in cash consideration for the purchase by the Company of the $1,000 aggregate principal amount of the Subordinated Note dated January 20, 2017. The Subordinated Note was settled at a conversion rate of $5.83 per share (the agreed conversion price at which the Subordinated Note would be convertible to Common Stock) and purchased at $0.52 per share (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Timothy note settlement amount was paid to Timothy on June 30, 2020.

9.5% Convertible Subordinated Notes

On April 3, 2017, the Company issued and paid to certain SNIH Stockholders as part of the acquisition of SNIH an aggregate of $12,500 in the form of 9.5% Convertible Subordinated Notes (the “9.5% Notes”). The maturity date was October 3, 2021 (the “Maturity Date”). The 9.5% Notes were convertible into shares of the Company’s Common Stock at a conversion price equal to $5.83 per share. Interest on the 9.5% Notes accrued at the rate of 9.5% per annum and was payable quarterly in arrears on June 30, September 30, December 31 and March 31, beginning on June 30, 2017, on each conversion date with respect to the 9.5% Notes (as to that principal amount then being converted), and on the Maturity Date (each such date, an “Interest Payment Date”). At the option of the Company, interest was payable on an Interest Payment Date either in cash or in shares of Common Stock of the Company, which Common Stock was valued based on the terms of the agreement, subject to certain limitations defined in the loan agreement. Each of the 9.5% Notes was subordinated in payment to the obligations of the Company under its Credit Agreement pursuant to Subordination and Inter-creditor Agreements dated as of March 31, 2017 by and among the Company, the Credit Agreement lenders, and each of the holders of the 9.5% Notes.

During the fiscal 2020 and 2019 the Company issued approximately 2,039 shares and 1,096 shares of common stock to the SNI Sellers as payment-in-kind interest of approximately $890 and $1,188, respectively, on the 9.5% Notes.

On June 30, 2020, the holders of the 9.5% Notes agreed to accept an aggregate amount of $1,115 in cash in consideration for the purchase by the Company of the entire $12,500 aggregate principal amount of the 9.5% Notes. The 9.5% Notes were settled at a conversion rate of $5.83 (the price at which the 9.5% Notes were converted into shares of the Company’s common stock and purchased by the Company at $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The payment was made to the note holders on June 30, 2020.

Registration Rights Agreement

On June 30, 2020, the Company and the SNI Group Members entered into a Registration Rights Agreement dated as of June 30, 2020 (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to file on or prior to July 31, 2020, an initial registration statement with respect to the resale of shares of Common Stock currently owned by the SNI Group members that are “Registrable Securities” (as defined in the Registration Rights Agreement) on or prior to July 31, 2020. In addition, the Company has agreed that it shall, on one occasion, on or after September 30, 2020 and upon the written request of the holders of 51% or more of the Registrable Securities, file a registration statement with respect to the Registrable Securities held by such holders. The demanding holders may require, in connection with the registration, that such demand registration take the form of an underwritten public offering of such Registrable Securities. The Registration Rights Agreement also provides that for a period of three years after the closing date of the Restructuring, the holders of Registrable Securities shall have piggyback registration rights with respect to all registration statements filed by the Company (other than those on Form S-4 or Form S-8).

8% Convertible Subordinated Notes to Related Parties

On May 15, 2019, the Company issued and sold to members of its executive management and Board of Directors (the “Investors”) $2,000 in aggregate principal amount of its 8% Notes. The maturity date of the 8% Notes was on October 3, 2021 (the “Maturity Date”). The 8% Notes were converted into shares of the Company’s Series C 8% Cumulative Convertible Preferred Stock (“Series C Preferred Stock”) at a conversion price equal to $1.00 per share (subject to adjustment as provided in the 8% Notes upon any stock dividend, stock combination or stock split or upon the consummation of certain fundamental transactions) (the “Conversion Price”). Interest on the 8% Notes accrued at the rate of 8% per annum and was payable quarterly in non-cash payments-in-kind (“PIK”) in arrears on June 30, September 30, December 31, and March 31, beginning on June 30, 2019, on each conversion date with respect to the 8% Notes (as to that principal amount then being converted), and on the Maturity Date (each such date, an “Interest Payment Date”). Interest was payable on an Interest Payment Date in shares of Series C Preferred Stock of the Company, which Series C Preferred Stock was valued at its liquidation value. All or any portion of the 8% Notes was redeemable by the Company for cash at any time. The redemption price was an amount equal to 100% of the then outstanding principal amount of the 8% Notes being redeemed, plus accrued and unpaid PIK interest thereon. The Company could, at its option, prepay any portion of the principal amount of the 8% Notes without the prior consent of the holders thereof; provided, however, that any prepayments of the 8% Notes shall be made on a pro rata basis to all holders of 8% Notes based on the aggregate principal amount of 8% Notes held by such holders. The Company was required to prepay the 8% Notes together with accrued and unpaid PIK interest thereon upon the consummation by the Company of any “Change of Control”.

The Company issued 104 and 60 shares of Series C Preferred Stock to Investors related to interest of $104 and $60 on the 8% Notes for fiscal 2020 and fiscal 2019, respectively.

The BCF for the 8% Notes was recorded as a discount to their carrying value and was equal to the fair value of the conversion feature upon the date of issuance. The discount was being amortized as interest over the period from the date of issuance to maturity. The total BCF recorded was $841. During fiscal 2020 and 2019, the Company amortized approximately $731 and $110 of debt discount, respectively.

Pursuant to the Repurchase Agreement, Mr. Smith (a former member of the Company’s board of directors) agreed to accept an aggregate amount of $520 in cash (the “Smith Note Payment Amount”) in consideration for the purchase by the Company of the $1,000 aggregate principal amount of 8% Notes (the “Smith Note Amount”) held by him. The Smith Note Payment Amount was calculated based on the following formula: the Smith Note Amount, divided by $1.00 (the price at which the Smith Notes are convertible to Common Stock), times $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020). The Smith Note Payment Amount was paid to Mr. Smith on June 30, 2020.

On June 30, 2020, the holders of the remaining $1,000 aggregate principal amount of the 8% Notes converted such 8% Notes to an aggregate of 1,000 shares of Series C Preferred Stock which were immediately and simultaneously converted into 1,000 shares of Common Stock at the $1.00 per share conversion price stated in the 8% Notes and in the Series C Preferred Stock. These holders also converted an aggregate of 93 additional shares of Series C Preferred Stock issued or issuable to them into a total of 93 shares of Common Stock at the $1.00 per share conversion price stated in the Series C Preferred Stock. The issuance of the 1,093 shares of Common Stock to these former holders of 8% Notes and Series C Preferred Stock was completed on June 30, 2020. These shares, along with those of the SNI Sellers that previously held the 9.5% Notes, also were included in the registration statement on SEC Form S-3 filed by the Company on July 31, 2020.